Shareholder Report, Holdings (Details) - Stock Dividend Fund, Inc.	Dec. 31, 2024
Bristol-Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
Bank of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%	[1]
Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%	[1]
Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%	[1]
AT&T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%	[1]
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%	[1]
Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[1]
AbbVie Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[1]
British American Tobacco Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%	[1]
Kimberly-Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[1]
Pharmaceutical Preps [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.57%
National Commercial Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
Cigarettes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.31%
Petroleum Refining [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
Telephone Communications, Except Radiotelephone [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.48%
Electronic Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
Paper Prods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
Gold and Silver Ores [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Compu Comm Equip [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Canned, Frozen & Preserved Fruit, Veg [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Biolog Prod [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
Food & Kindred Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Other Assets, Less Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%

[1]	Portfolio holdings are subject to change and are not recommendations of individual stocks